Sep. 23, 2021
ProShares Long Online Short Stores ETF
Long Online/Short Stores ETF
Investment Objective
ProShares Long Online/Short Stores ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 77% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is constructed and maintained by Solactive AG.The ProShares Long Online/Short Stores Index consists of long positions in the online retailers included in the ProShares Online Retail Index (the “Online Index”) and short positions in the “bricks and mortar” retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Retail Store Index”).The Fund and Index are designed to help investors take advantage of both sides of the retail industry’s transformation by combining full (100%) long exposure to online retailers with a partial (50%) short position to retailers that depend on physical stores. To be “long” means to have exposure to an asset with the expectation that its value will increase over time. To be “short” means to have exposure to an asset with the expectation that it will fall in value.Long exposure to online retailers may be attractive to investors who believe the trend of rising online sales will continue. Short exposure may be attractive to investors who believe bricks and mortar stores face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. The Fund and Index have the potential to benefit both from outperforming online companies and underperforming bricks and mortar stores.In a long/short portfolio, the long and short positions may offset one another, resulting in a lower net exposure to the direction of the market. For example, the 100% long/50% short structure may allow the Fund and Index to benefit in market environments where both online and store-based retailers are generally rising in value and may provide a buffer in environments where both online and store-based retailers are generally declining.The Online Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through “brick and mortar” store locations (“Online Retailers”). The Online Index includes U.S. and non-U.S. companies. To be included in the Online Index, an online retailer’s securities must be listed on a U.S. stock exchange, must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S. companies may not make up more than 25% of the Online Index. Companies are weighted in the Online Index using a modified market capitalization approach.The Retail Store Index seeks to measure the performance of publicly traded “bricks and mortar” retail companies whose retail revenue is derived principally from in-store sales. The Retail Store Index includes only U.S. companies. Companies must derive at least 75% of their retail revenues from in-store sales to be included in the Retail Store Index. In addition, a company’s securities must be listed on a U.S. stock exchange and must meet certain liquidity and market capitalization requirements. The Index is rebalanced monthly to equal weight and reconstituted in June of each year.Under normal circumstances, the Fund will invest at least 80% of its total assets in the component securities of the Online Index. The Fund intends to obtain short exposure to the positions in the Retail Store Index by investing in derivatives.The Fund will invest principally in the financial instruments set forth below. The Fund expects that its cash balances maintained in connection with the use of financial instruments will typically be held in money market instruments.• Equity Securities — The Fund invests in common stock issued by public companies.• Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○ American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies○ Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.• Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in or taking short positions in the equity securities comprising the Index. These derivatives principally include:○ Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.• Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, for example:○ U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○ Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with the Fund’s investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the returns of the Index without regard to market conditions, trends or direction.The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused. As of May 31, 2021, the Index was concentrated in the consumer discretionary industry group. The Index was also concentrated in the United States and was focused in China.The Index is created and sponsored by ProShare Advisors and is licensed for use by ProShares Trust.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.• Risks Associated with the Use of Derivatives — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the Index) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.• Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.Factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments in which the Fund invests. The Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the performance of the Fund and the performance of the Index on such day. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.• Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.• Short Sale Exposure Risk — The Fund may seek “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain short exposure through financial instruments, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the financial instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Fund’s ability to issue additional Creation Unit may be adversely affected. Obtaining short exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.• Long/Short Risk — The Fund seeks long exposure to certain factors and short exposure to certain other factors. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.• Internet Companies Risk — Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.• Online Retail Companies Risk — Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.• Retailing Industry Risk — The risks of investments in the industry include: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of business days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.• Equity and Market Risk — Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.• Foreign Investments Risk/Emerging Markets Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s and the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher. Economic, business, political, or social instability may adversely affect the value of emerging market investments more acutely than investments tied to developed foreign countries. Furthermore any of these developments may result in a decline in the value of a country’s currency. Emerging markets are riskier than more developed markets because they may develop unevenly or may never fully develop. Investments in emerging markets are considered speculative.• Concentration and Focused Investing — The Index may concentrate (i.e., composed of securities that represent 25 percent or more of the value of the Index) or focus (i.e., composed of securities that represent a substantial portion of its value, but less than 25 percent) in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.• Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.• Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.•Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.•Self-Indexing Performance Risk — The Fund is linked to an Index sponsored by ProShare Advisors. There can be no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. For an Index with exposure to foreign, and especially emerging markets, there may be heightened risks associated with the adequacy and reliability of the information used to calculate the Index, as some foreign markets may have less information available. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying securities. Each of these factors could have a negative impact on the performance of the Fund.•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the instruments held by the Fund may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings.•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.•Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, political crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.•Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.•Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.•Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures established by the Board of Trustees of the Fund, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Annual Returns as of December 31
Best Quarter(ended6/30/2020):30.23%Worst Quarter(ended9/30/2019):-13.31%Year-to-Date(ended6/30/2021):-10.30%
Average Annual Total ReturnsAs of December 31, 2020
Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.